Fair Value Measurements	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 12 — Fair Value Measurements

The carrying amounts of the Company’s cash, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these instruments. The Company believes the aggregate carrying value of debt approximates its fair value as of December 31, 2023 and September 30, 2023 because the notes payable, the 7% promissory notes — related parties, the notes payable — related parties and the convertible notes each mature or converted within one year of the respective balance sheet dates.

Fair Value Hierarchy

Liabilities measured at fair value on a recurring basis as of December 31, 2023 are as follows:

	Level 1	Level 2	Level 3	Total
Earnout liability	$—	$—	$8,795	$8,795
PIPE make-whole liability	—	—	4,975	4,975
Private Warrants and other warrants	—	—	843	843
Total	$—	$—	$14,613	$14,613

The Company classifies the earnout liability, the PIPE make-whole liability, the Private Warrants and other warrants and the SAFEs as Level 3 financial instruments due to the judgment required to develop the assumptions used and the significance of those assumptions to the fair value measurement. No financial instruments were transferred between levels of the fair value hierarchy during the three months ended December 31, 2023 or December 31, 2022. The following table provides a reconciliation of the balance of financial instruments measured at fair value on a recurring basis using Level 3 inputs:

	Earnout Liability	PIPE Make-Whole Liability	Private Warrants and Other Warrants	SAFEs
Three months ended December 31, 2023:
Balance, September 30, 2023	$—	$—	$—	$1,512
Liabilities recognized	33,559	2,071	783	—
Conversion to Class A Common Stock in the Merger	—	—	—	(1,522)
Change in fair value included in net income (loss)	(24,764)	2,904	60	10
Balance, December 31, 2023	$8,795	$4,975	$843	$—
SAFEs
Three months ended December 31, 2022:
Balance, September 30, 2022	$1,983
Issuance of SAFEs	—
Change in fair value included in net income (loss)	50
Balance, December 31, 2022	$2,033

Earnout Liability

The Company estimates the fair value of the earn-out liability using a Monte Carlo simulation model that utilizes significant assumptions, including volatility, expected term and risk-free rate that determine the probability of achieving the earnout conditions. The following table summarizes the assumptions used in estimating the fair value of the earnout liability at the respective dates:

	December 21, 2023 (Closing)	December 31, 2023
Stock price	$10.66	$4.02
Expected volatility	50%	50%
Risk-free rate	3.9%	3.9%
Contractual term	8 years	8 years

PIPE Make-Whole Liability

The Company uses a Monte Carlo simulation model that utilizes significant assumptions, including volatility, expected term and risk-free rate, to estimate the fair value of the PIPE make-whole liability. The following table summarizes the assumptions used in estimating the fair value of the PIPE make-whole liability at the respective dates:

	December 21, 2023 (Closing)	December 31, 2023
Stock price	$10.17	$6.18
Expected volatility	49%	49%
Risk-free rate	5.4%	5.4%
Contractual term	4 months	4 months

Note 10 — Fair Value Measurements

The Company’s financial instruments consist mainly of cash, accounts receivable, accounts payable and debt. The carrying amounts of the Company’s cash, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these instruments.

The Company believes the carrying value of the notes payable, the 7% promissory notes — related parties and the notes payable — related parties — each of which mature within one year — approximates fair value due to the short duration of these notes. The Company estimated the fair value of its convertible notes based on a discounted cash flow approach using market interest rates of instruments with similar terms and maturities and an estimate for the Company’s standalone credit risk. The Company classifies its convertible notes as Level 3 financial instruments due to the judgment required to develop assumptions of the Company’s standalone credit risk and the significance of those assumptions to the fair value measurement. The aggregate carrying value of debt approximates its fair value as of September 30, 2023 and 2022.

During the years ended September 30, 2023 and 2022, the Company measured the SAFEs at fair value on a recurring basis. The Company classified the SAFEs as Level 3 financial instruments due to the judgment required to develop the assumptions used and the significance of those assumptions to the fair value measurement. No financial instruments were classified as Level 1 or Level 2 and measured at fair value on a recurring basis during the years ended September 30, 2023 and 2022, and no financial instruments were transferred into or out of Level 3.

The following table provides a reconciliation of the balance of financial instruments measured at fair value on a recurring basis using Level 3 inputs:

	Year ended September 30,
	2023	2022
Balance, beginning of period	$1,983	$—
Issuance of SAFEs	—	1,900
Change in fair value of SAFEs included in net loss	655	83
Conversion of SAFEs to common stock	(1,126)	—
Balance, end of period	$1,512	$1,983